Leases - Summary of Quantitative Information about Right of Use Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use asset
Right-of-use assets	$ 2,783	$ 3,277	$ 4,818
Lease liabilities
Current	1,617	1,863
Non-current	1,695	2,233
Total	3,312	4,096	$ 5,635
Office buildings [Member]
Right-of-use asset
Right-of-use assets	$ 2,783	$ 3,277